Derivatives and Hedging Activities - Impact of Derivative Instruments on AOCI (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ (9,499)	$ (28,519)
Pay fixed/receive floating swap
Derivative [Line Items]
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ (9,499)	$ (28,519)